Consolidated Statements of Comprehensive Income (Loss) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 1,784	$ 34,743	$ 37,678	$ 3,756
Items that will be reclassified to consolidated net income in subsequent periods, net of tax:
Valuation of the effective portion of derivative financial instruments	(115)	(2,240)	2,541	1,654
Income on hedge of net investments in foreign operations	189	3,677	350	1,060
Exchange differences (loss) income on the translation of foreign operations and equity method accounted investees	(894)	(17,430)	(8,307)	489
Share of other comprehensive income (loss) of equity method accounted investees	122	2,369	2,925	(5,948)
Total items that will be reclassified	(698)	(13,624)	(2,491)	(2,745)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Gain (loss) due to changes in the fair value in equity financial instruments	(115)	(2,236)	5,165	(3,991)
Share of other comprehensive income (loss) of equity method accounted investees	14	267	590	(111)
Remeasurements of the Net Defined Benefit Liability	34	661	296	(474)
Total items that will not be reclassified	(67)	(1,308)	6,051	(4,576)
Other items of comprehensive income (loss), net of tax	(765)	(14,932)	3,560	(7,321)
Total other comprehensive income (loss)	1,019	19,811	41,238	(3,565)
Controlling interest comprehensive income (loss)	576	11,175	32,423	(3,458)
Non-controlling interest comprehensive income (loss)	$ 443	$ 8,636	$ 8,815	$ (107)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3